Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Insurance premium obligation	$ 261,625			$ 261,625
Interest rate of insurance premium payable	5.27%			5.27%
Patent and licensing costs	$ 163,987	$ 362,755		$ 440,899	$ 672,661	$ 742,918	$ 842,325
Concentration of risk, percentage	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Unrecognized tax benefits
General and Administrative Expense [Member]
Concentration of risk, percentage	20.40%	69.40%		32.70%	46.10%
General and Administrative Expense [Member] | Stock Options granted to Three Corporate Officers [Member]
Concentration of risk, percentage	49.10%			29.20%
Research and Development Expense [Member] | Consultant [Member]
Concentration of risk, percentage	87.70%	76.10%		75.20%	62.10%
Research and Development Expense [Member] | Vendor [Member]
Concentration of risk, percentage	15.30%	15.30%
Research and Development Expense [Member] | Consultant and Vendor [Member]
Concentration of risk, percentage				12.50%	10.00%
Forecast [Member]
Insurance premium to be paid			$ 29,767